Provision - Summary of Detailed Information about Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	€ 7,125	€ 7,307
Of which current	6,270	3,014	€ 3,141
Of which non-current	3,174	4,111	4,166
Provisions	6,523	2,415
Releases	(2,104)	(1,432)
Utilizations	(1,906)	(1,326)
Exchange differences	(194)	161
Ending Balance	9,444	7,125
Provisions For Litigation [Member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	2,138	1,774
Of which current	5,181	12
Of which non-current	2,010	2,126	1,774
Provisions	6,370	991
Releases	(1,181)	(627)
Utilizations	(12)
Exchange differences	(124)
Ending Balance	7,191	2,138
Provisions For Contingencies And Losses [Member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	3,973	4,383
Of which current	954	2,470	2,476
Of which non-current	976	1,503	1,907
Provisions		1,060
Releases	(893)	(786)
Utilizations	(1,080)	(869)
Exchange differences	(70)	185
Ending Balance	1,930	3,973
Other provisions [member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	1,014	1,150
Of which current	135	532	665
Of which non-current	188	482	€ 485
Provisions	153	364
Releases	(30)	(19)
Utilizations	(814)	(457)
Exchange differences		(24)
Ending Balance	€ 323	€ 1,014